Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Current Assets
Cash	$ 209,983		$ 264,755
Prepaid expenses	335,992		372,468
Total current assets	545,975		637,223
Cash held in Trust Account	130,165,886		128,400,078
Prepaid expenses - noncurrent			231,243
Total Assets	130,711,861		129,268,544
Current Liabilities
Accrued offering costs and expenses	670,345		254,276
Working capital loans - related party	500,000
Convertible promissory note - related party	1,265,000
Due to Sponsor			10,000
Income taxes payable	88,687
Total current liabilities	2,524,032		264,276
Warrant liabilities	1,694,297		7,879,959
Deferred underwriting fee	4,554,000		4,554,000
Total Liabilities	8,772,329		12,698,235
Commitments and Contingencies
Redeemable Class A Common Stock
Class A common stock subject to possible redemption	129,998,763		128,397,500
Stockholders’ Deficit
Preferred stock value
Class A common stock value	16		16
Class B common stock value	316		316
Additional paid-in capital
Accumulated deficit	(8,059,563)		(11,827,524)
Total Stockholders’ Deficit	(8,059,231)	$ (25,818)	(11,827,192)	$ (16,854)
Total Liabilities, Redeemable Common Stock and Stockholders’ Deficit	$ 130,711,861		$ 129,268,544
DIGERATI TECHNOLOGIES, INC [Member]
Current Assets
Cash		1,509		1,489
Accounts receivable, net		622		617
Prepaid and other current assets		383		232
Total current assets		2,514		2,338
Intangible assets, net		15,188		8,527
Goodwill		19,380		3,931
Property and equipment, net		1,647		529
Other assets		273		76
Investment in Itellum		185		185
Right-of-use asset		2,498		934
Total Assets		41,685		16,520
Current Liabilities
Working capital loans - related party		833		998
Note payable, current, net of debt discount of $181 and $714, respectively		870		2,963
Acquisition payable		1,000
Deferred income		931		20
Derivative liability		10,588		16,773
Operating lease liability, current		797		503
Accounts payable		3,222		1,653
Accrued liabilities		9,627		2,570
Equipment financing		21		37
Convertible promissory note - related party		3,948		1,049
Total current liabilities		31,837		26,566
Notes payable, related party, net of debt discount $0 and $0, respectively				136
Note payable, net of debt discount $313 and $4,641 respectively		33,335		6,241
Convertible note payable, net of debt discount of $0 and $0, respectively		500
Equipment financing		43
Operating lease liability, net of current portion		1,788		431
Total long-term liabilities		35,666		6,808
Total Liabilities		67,503		33,374
Stockholders’ Deficit
Preferred stock value
Common stock, $0.001, 500,000,000 shares authorized, 142,088,039 and 138,538,039 issued and outstanding, respectively (30,000,000 reserved in Treasury)		142		139
Additional paid-in capital		89,487		89,100
Accumulated deficit		(113,393)		(105,380)
Other comprehensive income		1		1
Total Stockholders’ Deficit		(23,763)		(16,140)
Noncontrolling interest		(2,055)		(714)
Total stockholders’ deficit		(25,818)		(16,854)
Total Liabilities, Redeemable Common Stock and Stockholders’ Deficit		$ 41,685		$ 16,520